Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Heliogen, Inc. [Member]
Leases [Line Items]
Leases

Note 6 — Leases

The Company has operating leases, primarily for real estate. There are no material residual value guarantees associated with any of the Company’s operating leases.

Pasadena, California.    On May 23, 2021, we executed a seven-year lease for office space in Pasadena, California (the “Pasadena Office Lease”). The Pasadena Office Lease includes an early termination option at no cost, which we intend to exercise on May 31, 2026. During the three months ended March 31, 2025, we performed an impairment assessment of our Pasadena Office Lease due to continued workforce reductions and a decline in the market for subleases as the lease termination nears. We determined that the carrying value of the Pasadena Office Lease exceeded the fair value of the respective remaining lease term and recorded a right-of-use asset impairment of $0.9 million, which is included in impairment and other charges on our consolidated statements of operations.

Long Beach, California.    Effective July 27, 2021, we executed a lease for manufacturing space in Long Beach, California (the “Long Beach Lease”) for five years. As security for the Company’s faithful performance of its obligations under the Long Beach Lease, a commercial bank issued an unconditional and irrevocable $1.5 million standby letter of credit payable to the lessor. Effective February 18, 2025, we executed a lease termination agreement for the Long Beach Lease, which resulted in a one-time termination fee of $0.8 million. In connection with the lease termination, the Company removed the remaining $1.5 million right-of-use asset and $2.8 million operating lease liabilities for the Long Beach Lease, and recognized a gain on termination of lease of $0.5 million. Further, pursuant to the terms of the lease termination, the cash collateralized $1.5 million standby letter of credit was released to the Company in March 2025.

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

$ in thousands	Financial Statement Line	March 31, 2025	December 31, 2024
Operating lease right-of-use assets	Operating lease right-of-use assets	$146	$2,831
Operating lease liabilities, current	Accrued expenses and other current liabilities	974	2,550
Operating lease liabilities, non-current	Operating lease liabilities, non-current	730	2,314

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	March 31, 2025	December 31, 2024
Weighted-average remaining lease term (years)	3.5	2.5
Weighted-average discount rate	10.5%	8.4%

The following table summarizes the supplemental cash flow information related to leases:

	Three Months Ended March 31,
$ in thousands	2025	2024
Cash paid for amounts included in the measurement of operating lease liabilities	$441	$690
Right-of-use assets obtained in exchange for new operating lease liabilities	—	132
Right-of-use assets removed upon lease termination	1,494	—

As of March 31, 2025, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025 (remaining months)	$803
2026	603
2027	109
2030	111
2031	112
Thereafter	437
Total future lease payments	$2,175
Less: Imputed interest	(471)
Present value of future lease payments	$1,704

Note 9 — Leases

The Company has operating leases, primarily for real estate. There are no material residual value guarantees associated with any of the Company’s operating leases.

Pasadena, California.    On May 23, 2021, we executed a seven-year lease for office space in Pasadena, California (the “Pasadena Office Lease”). The Pasadena Office Lease includes a termination option under which the Company can terminate the lease for any reason and at no cost, with proper notice, at any time effective on or after May 31, 2026. As of December 31 2024, we anticipate we will exercise the early termination option and end the Pasadena Office Lease on May 31, 2026 due to the various workforce reductions that have occurred during the year. As a result, during the year ended December 31, 2024, our right-of-use asset and operating lease liabilities for the Pasadena Office Lease were both decreased by $1.5 million.

In May 2021, Heliogen sub-leased a portion of its office space subject to the Pasadena Office Lease to Idealab, a California corporation (“Idealab”). In March and May 2023, Heliogen entered into amendments to the sub-lease with Idealab.

Long Beach, California.    Effective July 27, 2021, we executed the Long Beach Lease for five years, with an option for the Company to renew for an additional five years, which we originally anticipated utilizing. As discussed in Note 13 — Impairment and Other Charges — Manufacturing Facility Closure, in May 2024, the Company made the decision to close the Manufacturing Facility, therefore, the Company no longer anticipates utilizing the five-year renewal option for the Long Beach Lease. As a result, during the second quarter of 2024, our right-of-use asset and operating lease liabilities for the Long Beach Lease were both decreased by $6.4 million.

As of December 31 2024, we performed an impairment assessment of our Long Beach Lease, given the decision to close the Manufacturing Facility and discussions to terminate the Long Beach Lease and recorded a right-of-use asset impairment of $0.8 million, which is included in impairment and other charges on our consolidated statements of operations. Effective February 18, 2025, we executed a lease termination agreement for the Long Beach Lease.

As security for the Company’s faithful performance of its obligations under the Long Beach Lease, a commercial bank issued an unconditional and irrevocable $1.5 million standby letter of credit payable to the lessor. As of December 31, 2024, the Company still had a $1.5 million standby letter of credit outstanding associated with the Long Beach lease, included in restricted cash on our consolidated balance sheet. Pursuant to the terms of the lease termination, the $1.5 million standby letter of credit was released to the Company in March 2025.

Houston, Texas.    On January 1, 2022, we executed a 26-month lease for office space in Houston, Texas (the “Houston Office Lease”) with an option for the Company to renew for an additional two years. On October 27, 2023, we executed an amendment to the Houston Office Lease. The amendment provides for an extension of 30-months to the Houston Office Lease terms commencing on March 1, 2024 and added additional office space.

Plains, Texas.    On October 1, 2023, we executed a ten-year term lease in Plains, Texas for rural undeveloped agricultural land and we initiated construction on the Texas Steam Plant (the “Texas Steam Plant Lease”). The Texas Steam Plant Lease includes an option for the Company to extend for an additional ten years.

In the fourth quarter of 2024, in an effort to conserve cash and in light of the shifting landscape following the U.S. presidential elections, we made the decision to halt construction of our Texas Steam Plant. As a result, we performed an impairment assessment of our Texas Steam Plant Lease as of December 31, 2024 and recorded a right-of-use asset impairment of $0.5 million, which is included in impairment and other charges on our consolidated statements of operations.

The following table provides information on the amounts of our right-of-use assets and liabilities included on our consolidated balances sheets:

$ in thousands	Financial Statement Line	December 31,
		2024	2023
Operating lease right-of-use assets	Operating lease right-of-use assets	$2,831	$13,909
Operating lease liabilities, current	Accrued expenses and other current liabilities	2,550	1,792
Operating lease liabilities, non-current	Operating lease liabilities, non-current	2,314	12,878

The following table summarizes the components of lease costs:

$ in thousands	Year Ended December 31,
	2024	2023
Operating lease cost	$2,738	$2,759
Sublease income	(167)	(155)
Total lease cost	$2,571	$2,604

The Company has variable and other related lease costs which were not considered material for the years ended December 31, 2024 and 2023.

The weighted-average remaining lease terms and discount rates for the Company’s operating leases were as follows:

	December 31,
	2024	2023
Weighted-average remaining lease term (years)	2.5	7.0
Weighted-average discount rate	8.4%	7.4%

The following table summarizes the supplemental cash flow information related to leases:

	Year Ended December 31,
$ in thousands	2024	2023
Cash paid for amounts included in the measurement of operating lease liabilities	$2,819	$2,717
Right-of-use assets obtained in exchange for new operating lease liabilities	132	847
Decrease in right-of-use asset and operating lease liabilities due to lease remeasurement	7,868	—

As of December 31, 2024, the maturities of our future undiscounted cash flows associated with our operating lease liabilities were as follows:

$ in thousands
2025	$2,854
2026	1,947
2027	109
2028	111
2029	112
Thereafter	437
Total future lease payments	$5,570
Less: Imputed interest	(706)
Present value of future lease payments	$4,864

Right-of-way Lease.    In April 2022, we executed a 30-year right-of-way lease agreement with the Bureau of Land Management (the “BLM”) for land within the Brenda Solar Energy Zone (the “Brenda SEZ”). The agreement has an initial annual base rent of $19 thousand and contains a 2% per annum escalation clause. The Company may relinquish the lease early which will terminate the lease as of the end of the then-current calendar year.

The Brenda SEZ provides ideal conditions for concentrated solar installations, allowing for a project that could produce low-cost, low-carbon power to meet growing demand while reducing emissions. However, as of December 31, 2024, the Company does not have the ability to use the premises for project development without approval from the BLM. As a result, the Company has not recognized an operating right-of-use asset or liability on the consolidated balance sheets. During the year ended December 31, 2024, the Company paid an annual base rent of $30 thousand.